Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period		$ 202,197	$ 230,722	$ 273,330
New Loans		692	1,116	10,956
Less Loan Payments	$ 53,564	21,151	29,641
Balance, End of Period	$ 273,330	181,738	$ 202,197	230,722
Related Party Deposit Liabilities		$ 15,100,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity		3.30%	3.40%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party		$ 81,000	$ 81,000	$ 79,000